Fidelity

Money Market Trust
Retirement Government
Money Market Portfolio

Semiannual Report

February 28, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in money market securities issued or guaranteed as to principal and interest by the U.S. Government, or by any of its agencies or instrumentalities.

Investments in the fund are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the fund will maintain a stable $1.00 share price.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call the appropriate number listed below. Read the prospectus carefully before you invest or send money.
Retirement Plan Level Accounts
Corporate Clients 1-800-962-1375
"Not For Profit" Clients 1-800-343-0860
Financial and Other Institutions
Nationwide 1-800-843-3001

Semiannual Report

Investments February 28, 2002 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 81.0%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Fannie Mae - 60.4%
Agency Coupons - 19.9%
3/1/02	1.74% (a)	$ 41,000,000	$ 40,982,977
3/1/02	1.78 (a)	91,000,000	90,941,551
3/4/02	1.70 (a)	112,000,000	111,969,472
3/4/02	1.71 (a)	125,000,000	124,976,788
3/5/02	1.74 (a)	300,000,000	299,930,862
3/11/02	1.70 (a)	50,000,000	49,958,884
4/10/02	1.66 (a)	152,000,000	151,915,016
4/25/02	1.63 (a)	37,000,000	36,989,423
4/30/02	1.70 (a)	60,000,000	59,982,565
5/1/02	1.68 (a)	55,000,000	54,945,499
			1,022,593,037
Discount Notes - 40.5%
3/7/02	3.25	400,000,000	399,786,663
4/5/02	4.58	60,000,000	59,744,500
4/25/02	2.18	175,000,000	174,422,500
5/9/02	2.02	142,500,000	141,953,750
5/15/02	1.77	174,815,000	174,174,012
5/23/02	2.02	25,000,000	24,884,722
5/30/02	1.84	50,000,000	49,772,500
5/30/02	1.85	100,000,000	99,542,500
5/31/02	3.55	100,000,000	99,127,917
5/31/02	3.96	33,000,000	32,682,183
6/27/02	1.87	85,000,000	84,484,569
7/15/02	1.89	50,000,000	49,646,778
7/24/02	1.90	120,000,000	119,088,917
7/31/02	1.84	75,000,000	74,423,667
8/5/02	1.86	50,000,000	49,598,778
8/7/02	1.86	60,121,000	59,632,417
8/8/02	1.88	50,000,000	49,586,667
8/9/02	1.88	40,000,000	39,667,267
8/12/02	1.98	63,000,000	62,440,350
8/14/02	1.90	25,000,000	24,783,278
10/18/02	2.23	24,000,000	23,664,280
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Fannie Mae - continued
Discount Notes - continued
11/15/02	2.41%	$ 110,000,000	$ 108,140,236
12/13/02	2.27	75,000,000	73,672,625
			2,074,921,076
			3,097,514,113
Federal Home Loan Bank - 5.7%
Agency Coupons - 5.7%
3/21/02	1.71 (a)	180,000,000	179,886,517
3/28/02	1.72 (a)	53,560,000	53,525,779
4/21/02	1.67 (a)	57,000,000	56,959,403
			290,371,699
Freddie Mac - 14.9%
Agency Coupons - 1.5%
10/15/02	2.00	75,000,000	76,942,290
Discount Notes - 13.4%
3/28/02	2.31	80,000,000	79,862,900
4/24/02	4.22	35,000,000	34,787,113
4/25/02	2.18	63,000,000	62,792,100
5/23/02	1.99	50,000,000	49,772,326
6/26/02	3.79	62,000,000	61,262,510
7/8/02	2.24	64,900,000	64,388,372
8/15/02	1.85	125,000,000	123,935,955
8/15/02	1.89	50,000,000	49,566,264
8/28/02	2.06	65,000,000	64,340,250
9/9/02	1.94	100,000,000	98,976,000
			689,683,790
			766,626,080
TOTAL FEDERAL AGENCIES			4,154,511,892
U.S. Treasury Obligations - 2.7%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
U.S. Treasury Bills - 1.7%
4/25/02	2.13%	$ 90,000,000	$ 89,709,875
U.S. Treasury Notes - 1.0%
9/30/02	1.98	25,000,000	25,569,485
12/31/02	1.80	25,000,000	25,677,013
			51,246,498
TOTAL U.S. TREASURY OBLIGATIONS			140,956,373
Repurchase Agreements - 19.9%
	Maturity Amount
In a joint trading account (U.S. Government Obligations) dated:
12/14/01 due 3/14/02 At 1.75%	$ 50,218,750	50,000,000
12/20/01 due 3/19/02 At 1.79%	50,221,264	50,000,000
2/13/02 due 3/6/02 At 1.8%	100,105,000	100,000,000
2/14/02 due 7/17/02 At 1.89%	100,803,250	100,000,000
2/15/02 due 7/19/02 At 1.89%	60,485,100	60,000,000
2/28/02 due 3/1/02 At 1.91%	658,901,880	658,867,000
TOTAL REPURCHASE AGREEMENTS		1,018,867,000
TOTAL INVESTMENT PORTFOLIO - 103.6%		5,314,335,265
NET OTHER ASSETS - (3.6)%		(186,835,951)
NET ASSETS - 100%		$ 5,127,499,314
Total Cost for Income Tax Purposes $ 5,314,335,265
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2002 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $1,018,867,000) - See accompanying schedule		$ 5,314,335,265
Receivable for fund shares sold		12,965,314
Interest receivable		4,720,456
Other receivables		207,919
Total assets		5,332,228,954
Liabilities
Payable to custodian bank	$ 226
Payable for fund shares redeemed	202,870,579
Accrued management fee	1,850,904
Other payables and accrued expenses	7,931
Total liabilities		204,729,640
Net Assets		$ 5,127,499,314
Net Assets consist of:
Paid in capital		$ 5,127,388,166
Accumulated net realized gain (loss) on investments		111,148
Net Assets, for 5,127,138,024 shares outstanding		$ 5,127,499,314
Net Asset Value, offering price and redemption price per share ($5,127,499,314 ÷ 5,127,138,024 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended February 28, 2002 (Unaudited)
Investment Income
Interest		$ 74,246,776
Expenses
Management fee	$ 11,106,092
Non-interested trustees' compensation	4,985
Total expenses before reductions	11,111,077
Expense reductions	(373,907)	10,737,170
Net investment income		63,509,606
Net Realized Gain (Loss) on Investment securities		112,408
Net increase in net assets resulting from operations		$ 63,622,014

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2002 (Unaudited)	Year ended August 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 63,509,606	$ 247,553,721
Net realized gain (loss)	112,408	384,591
Net increase (decrease) in net assets resulting from operations	63,622,014	247,938,312
Distributions to shareholders from net investment income	(63,509,606)	(247,553,721)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,995,551,973	4,709,869,192
Reinvestment of distributions	63,509,606	247,522,369
Cost of shares redeemed	(2,008,690,785)	(4,451,774,908)
Net increase (decrease) in net assets and shares resulting from share transactions	50,370,794	505,616,653
Total increase (decrease) in net assets	50,483,202	506,001,244
Net Assets
Beginning of period	5,077,016,112	4,571,014,868
End of period	$ 5,127,499,314	$ 5,077,016,112

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2002	Years ended August 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.012	.052	.056	.048	.053	.052
Distributions from net investment income	(.012)	(.052)	(.056)	(.048)	(.053)	(.052)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	1.21%	5.32%	5.74%	4.86%	5.41%	5.31%
Ratios to Average Net Assets D
Expenses before expense reductions	.42% A	.42%	.42%	.42%	.42%	.42%
Expenses net of voluntary waivers, if any	.42% A	.42%	.42%	.42%	.42%	.42%
Expenses net of all reductions	.41% A	.39%	.39%	.39%	.39%	.39%
Net investment income	2.42% A	5.15%	5.60%	4.75%	5.28%	5.16%
Supplemental Data
Net assets, end of period (in millions)	$ 5,127	$ 5,077	$ 4,571	$ 4,199	$ 3,402	$ 2,900

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2002 (Unaudited)

1. Significant Accounting Policies.

Retirement Government Money Market Portfolio (the fund) is a fund of Fidelity Money Market Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee of .42% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

4. Expense Reductions.

Through arrangements with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $373,907.

Semiannual Report

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Semiannual Report

Investment Adviser

Fidelity Management &
Research Company
Boston, MA

Sub-Adviser

Fidelity Investments Money
Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Custodian

The Bank of New York

New York, NY

RGM-SANN-0402 155656
1.700932.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity

Money Market Trust
Retirement Money Market
Portfolio

Semiannual Report

February 28, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities.

Investments in the fund are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the fund will maintain a stable $1.00 share price.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call the appropriate number listed below. Read the prospectus carefully before you invest or send money.
Retirement Plan Level Accounts
Corporate Clients 1-800-962-1375
"Not For Profit" Clients 1-800-343-0860
Financial and Other Institutions
Nationwide 1-800-843-3001

Semiannual Report

Investments February 28, 2002 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 52.7%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Domestic Certificates Of Deposit - 2.0%
Chase Manhattan Bank USA NA
4/25/02	1.80%	$ 125,000,000	$ 125,000,000
J.P. Morgan Chase Bank
3/11/02	1.75	165,000,000	165,000,000
			290,000,000
London Branch, Eurodollar, Foreign Banks - 29.1%
Alliance & Leicester PLC
4/26/02	2.23	10,000,000	10,000,077
Banco Santander Central Hispano SA
3/11/02	1.86	20,000,000	20,000,111
3/12/02	1.84	150,000,000	150,000,456
Bank of Scotland Treasury Services PLC
4/23/02	2.22	100,000,000	100,000,000
5/15/02	3.62	35,000,000	35,000,709
Barclays Bank PLC
4/4/02	1.82	150,000,000	150,000,000
7/22/02	1.76	50,000,000	50,000,000
7/24/02	1.82	20,000,000	20,000,000
7/24/02	1.84	45,000,000	45,000,000
7/31/02	1.69	85,000,000	85,000,000
9/17/02	1.95	15,000,000	15,000,000
9/17/02	1.97	75,000,000	75,000,000
9/19/02	2.01	150,000,000	150,000,000
10/24/02	2.02	25,000,000	25,000,000
10/28/02	2.04	100,000,000	100,000,000
10/28/02	2.09	10,000,000	10,000,000
Bayerische Hypo-und Vereinsbank AG
3/11/02	1.86	45,000,000	45,000,000
3/11/02	3.30	115,000,000	115,000,000
3/14/02	1.76	115,000,000	115,000,000
4/4/02	2.08	15,000,000	15,004,851
5/7/02	2.05	40,000,000	40,000,000
5/29/02	2.15	50,000,000	50,000,000
6/24/02	1.85	125,000,000	125,000,000
Credit Agricole Indosuez
5/20/02	2.02	45,000,000	45,000,000
6/11/02	1.91	30,000,000	30,000,000
Deutsche Bank AG
4/24/02	1.72	50,000,000	50,000,000
8/5/02	1.94	147,000,000	147,000,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
London Branch, Eurodollar, Foreign Banks - continued
Dresdner Bank AG
3/7/02	1.86%	$ 15,000,000	$ 15,000,000
3/11/02	1.90	100,000,000	100,000,000
3/11/02	3.31	25,000,000	25,000,000
5/16/02	1.95	90,000,000	90,000,000
Halifax PLC
3/11/02	1.89	40,000,000	40,000,000
4/22/02	1.65	25,000,000	25,000,000
5/23/02	2.10	75,000,000	74,989,671
6/27/02	1.85	75,000,000	75,000,000
8/27/02	1.96	60,000,000	60,000,000
ING Bank NV
3/18/02	1.82	55,000,000	55,000,000
5/20/02	2.02	50,000,000	50,000,000
5/23/02	2.08	30,000,000	30,000,000
5/23/02	2.12	35,000,000	35,000,000
6/19/02	1.86	100,000,000	100,000,000
8/22/02	1.96	35,000,000	35,000,000
Landesbank Baden-Wuerttemberg
3/18/02	1.80	100,000,000	99,998,586
4/25/02	2.24	15,000,000	15,000,000
5/29/02	2.15	50,000,000	50,000,611
8/19/02	1.96	100,000,000	100,002,351
Lloyds TSB Bank PLC
9/27/02	2.00	85,000,000	85,000,000
9/30/02	2.01	85,000,000	85,000,000
Merita Bank PLC
4/23/02	2.23	5,000,000	5,000,143
5/7/02	2.09	40,000,000	40,000,000
5/20/02	2.03	10,000,000	10,000,000
5/23/02	2.08	50,000,000	50,000,000
National Australia Bank Ltd.
6/25/02	1.85	55,000,000	55,000,000
Norddeutsche Landesbank Girozentrale
3/14/02	1.76	185,000,000	185,000,333
3/18/02	1.80	45,000,000	45,000,106
Nordea Bank Finland PLC
6/19/02	1.86	100,000,000	100,000,000
RaboBank Nederland Coop. Central
8/15/02	1.95	90,000,000	89,999,825
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
London Branch, Eurodollar, Foreign Banks - continued
Royal Bank of Scotland PLC
5/15/02	1.85%	$ 30,000,000	$ 29,994,285
Societe Generale
4/22/02	1.65	175,000,000	175,000,000
7/17/02	1.69	100,000,000	100,000,000
Svenska Handelsbanken AB
4/24/02	2.23	5,000,000	5,000,037
7/24/02	1.84	5,000,000	5,000,100
11/29/02	2.64	50,000,000	50,000,000
UBS AG
5/3/02	3.60	125,000,000	125,000,000
Westdeutsche Landesbank Girozentrale
4/3/02	2.48	90,000,000	90,000,000
5/29/02	2.18	50,000,000	50,000,000
			4,271,992,252
New York Branch, Yankee Dollar, Foreign Banks - 21.6%
Abbey National Treasury Services PLC
9/16/02	2.00	20,000,000	20,000,000
Bank of Montreal
3/11/02	1.75	50,000,000	50,000,000
Bayerische Hypo-und Vereinsbank AG
6/7/02	1.96	100,000,000	100,000,000
Bayerische Landesbank Girozentrale
3/26/02	2.20	200,000,000	200,000,000
BNP Paribas SA
3/7/02	1.85	70,000,000	70,000,000
3/22/02	2.26	55,000,000	55,000,000
3/26/02	2.20	210,000,000	210,000,000
4/24/02	2.22	55,000,000	55,000,000
5/6/02	3.63	60,000,000	60,000,000
9/16/02	1.97	35,000,000	35,000,000
9/16/02	2.00	70,000,000	70,000,000
9/25/02	2.00	115,000,000	115,000,000
Canadian Imperial Bank of Commerce
7/18/02	1.70	50,000,000	50,000,000
7/22/02	1.77	25,000,000	25,000,000
Commerzbank AG
4/1/02	1.85	125,000,000	125,000,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
New York Branch, Yankee Dollar, Foreign Banks - continued
Credit Agricole Indosuez
5/6/02	3.61%	$ 200,000,000	$ 200,000,000
5/21/02	2.10	45,000,000	45,000,000
Danske Bank AS
3/14/02	1.79 (a)	50,000,000	49,992,011
Deutsche Bank AG
3/6/02	1.74 (a)	235,000,000	234,891,838
Dexia Bank SA
3/14/02	1.74 (a)	35,000,000	34,985,895
5/6/02	2.06	10,000,000	10,000,000
National Westminster Bank PLC
7/5/02	4.10	160,000,000	159,994,640
Norddeutsche Landesbank Girozentrale
4/30/02	2.10	25,000,000	24,999,578
Royal Bank of Canada
3/6/02	1.77 (a)	115,000,000	114,969,123
7/5/02	4.10	100,000,000	99,996,649
Royal Bank of Scotland PLC
10/22/02	1.93	30,000,000	30,000,000
10/28/02	2.07	65,000,000	65,000,000
Societe Generale
3/4/02	1.77 (a)	40,000,000	39,988,219
3/14/02	1.74 (a)	35,000,000	34,986,725
3/28/02	1.77 (a)	230,000,000	229,933,256
4/23/02	2.20	100,000,000	100,000,000
Svenska Handelsbanken AB
11/20/02	2.51	100,000,000	99,992,849
UBS AG
5/20/02	2.01	44,000,000	44,000,000
6/10/02	1.96	4,000,000	4,000,000
8/5/02	1.94	150,000,000	150,003,170
10/28/02	2.08	25,000,000	25,000,000
10/28/02	2.10	50,000,000	50,000,000
Westdeutsche Landesbank Girozentrale
5/28/02	2.12	65,000,000	65,000,000
6/25/02	1.86	20,000,000	20,000,000
			3,172,733,953
TOTAL CERTIFICATES OF DEPOSIT			7,734,726,205
Commercial Paper - 31.5%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Aegon Funding Corp.
4/18/02	2.28%	$ 20,000,000	$ 19,940,000
Amsterdam Funding Corp.
3/8/02	1.81	30,000,000	29,989,442
3/13/02	1.80	52,000,000	51,968,800
3/13/02	1.81	30,000,000	29,981,900
Aspen Funding Corp.
8/5/02	1.95	25,000,000	24,789,576
Bank of Scotland Treasury Services PLC
5/7/02	1.81	50,000,000	49,832,500
Citibank Credit Card Master Trust I (Dakota Certificate Program)
3/11/02	1.81	85,000,000	84,957,264
3/20/02	1.82	100,000,000	99,903,944
3/21/02	1.81	116,000,000	115,883,356
3/21/02	1.82	100,000,000	99,898,889
Citicorp
3/13/02	1.80	150,000,000	149,910,000
3/21/02	1.81	40,000,000	39,959,778
CXC, Inc.
4/15/02	1.82	75,000,000	74,830,312
4/17/02	1.81	50,000,000	49,882,500
5/6/02	1.84	40,000,000	39,865,800
Danske Corp.
8/19/02	1.96	15,000,000	14,861,775
Dexia Delaware LLC
3/11/02	1.75	38,150,000	38,131,561
3/12/02	1.75	90,000,000	89,952,150
Edison Asset Securitization LLC
4/10/02	1.81	95,000,000	94,810,000
4/11/02	1.81	150,000,000	149,692,500
4/22/02	1.82	60,000,000	59,843,133
4/25/02	1.80	100,000,000	99,726,528
5/2/02	1.85	70,000,000	69,778,178
5/14/02	1.82	55,000,000	54,795,369
5/20/02	1.83	60,000,000	59,757,333
Enterprise Funding Corp.
3/7/02	1.80	16,186,000	16,181,144
Falcon Asset Securitization Corp.
3/7/02	1.80	101,000,000	100,969,700
3/11/02	1.80	18,502,000	18,492,749
3/11/02	1.82	50,000,000	49,974,722
3/12/02	1.80	25,000,000	24,986,250
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Falcon Asset Securitization Corp. - continued
3/14/02	1.80%	$ 200,000,000	$ 199,870,000
3/18/02	1.80	45,000,000	44,961,750
3/20/02	1.81	46,139,000	46,094,924
3/21/02	1.81	100,000,000	99,899,444
Ford Motor Credit Co.
3/4/02	2.82	5,000,000	4,998,833
3/11/02	2.74	51,000,000	50,961,467
3/11/02	2.79	36,000,000	35,972,300
GE Capital International Funding, Inc.
3/18/02	1.82	40,000,000	39,965,811
4/9/02	1.82	70,000,000	69,862,742
General Electric Capital Corp.
3/1/02	1.87	200,000,000	200,000,000
3/25/02	3.60	20,000,000	19,953,067
5/7/02	2.07	50,000,000	49,809,236
5/21/02	2.10	40,000,000	39,812,800
7/23/02	1.84	20,000,000	19,854,400
9/10/02	1.95	100,000,000	98,965,306
9/11/02	1.99	70,000,000	69,256,872
9/12/02	2.02	5,000,000	4,945,833
General Electric Capital Services, Inc.
3/12/02	3.41	50,000,000	49,948,896
General Mills, Inc.
3/1/02	2.72	25,000,000	25,000,000
3/1/02	2.74	15,000,000	15,000,000
3/20/02	2.21	25,068,000	25,038,893
3/27/02	1.97	26,750,000	26,712,134
4/23/02	2.11	10,000,000	9,969,083
J.P. Morgan Chase & Co.
5/14/02	1.81	50,000,000	49,815,000
Jupiter Securitization Corp.
3/5/02	1.82	41,951,000	41,942,517
3/12/02	1.82	33,000,000	32,981,648
3/13/02	1.80	98,504,000	98,444,898
3/25/02	1.80	55,013,000	54,946,984
Kitty Hawk Funding Corp.
3/18/02	1.80	87,144,000	87,069,928
Montauk Funding Corp.
3/25/02	1.81	20,000,000	19,975,867
National Australia Funding, Inc.
3/7/02	2.29	100,000,000	99,962,167
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
New Center Asset Trust
3/4/02	3.47%	$ 50,000,000	$ 49,985,792
Newcastle (Discover Card Master Trust)
3/25/02	1.82	40,000,000	39,951,467
4/2/02	1.82	10,000,000	9,983,822
Newport Funding Corp.
3/11/02	1.91	70,000,000	69,963,056
Phillips Petroleum Co.
3/8/02	2.09	35,000,000	34,985,776
Preferred Receivables Funding Corp.
3/7/02	1.80	77,000,000	76,976,900
3/15/02	1.80	30,000,000	29,979,000
RaboBank Nederland Coop. Central
7/8/02	1.90	60,000,000	59,595,800
Santander Finance, Inc.
3/5/02	1.87	45,000,000	44,990,700
Sears Roebuck Acceptance Corp.
4/17/02	2.31	10,000,000	9,969,972
Sheffield Receivables Corp.
3/4/02	1.82	100,000,000	99,984,833
3/20/02	1.81	220,000,000	219,789,839
3/22/02	1.81	65,050,000	64,981,318
4/18/02	1.83	29,520,000	29,448,365
Variable Funding Capital Corp.
5/10/02	1.81	50,000,000	49,825,000
Windmill Funding Corp.
3/15/02	1.80	15,000,000	14,989,558
3/19/02	1.80	32,953,000	32,923,342
4/22/02	1.82	25,000,000	24,934,639
4/24/02	1.82	21,000,000	20,942,985
TOTAL COMMERCIAL PAPER			4,619,742,117
Federal Agencies - 6.0%

Fannie Mae - 4.3%
Agency Coupons - 1.0%
3/1/02	1.78 (a)	150,000,000	149,903,655
Discount Notes - 3.3%
4/19/02	3.98	50,000,000	49,739,347
5/3/02	4.03	85,445,000	84,864,828
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Fannie Mae - continued
Discount Notes - continued
6/13/02	1.85%	$ 150,000,000	$ 149,207,000
7/12/02	3.61	50,000,000	49,355,319
7/15/02	1.89	100,000,000	99,293,556
11/15/02	2.48	55,000,000	54,042,419
			486,502,469
			636,406,124
Freddie Mac - 1.7%
Discount Notes - 1.7%
3/22/02	4.06	150,000,000	149,657,000
7/26/02	1.88	100,000,000	99,240,500
			248,897,500
TOTAL FEDERAL AGENCIES			885,303,624
Bank Notes - 2.0%

American Express Centurion Bank
3/15/02	1.82 (a)	20,000,000	20,000,000
3/26/02	1.82 (a)	35,000,000	35,000,000
Bank One NA, Chicago
3/18/02	1.93 (a)	15,000,000	15,008,160
Standard Federal Bank
3/4/02	1.90	110,000,000	110,000,000
U.S. Bank NA, Minnesota
5/6/02	2.07	65,000,000	65,000,000
5/23/02	2.22	45,000,000	45,000,000
TOTAL BANK NOTES			290,008,160
Master Notes - 1.7%

General Motors Acceptance Corp. Mortgage Credit
3/1/02	2.20	140,000,000	140,000,000
Goldman Sachs Group, Inc.
4/1/02	1.91 (b)	110,000,000	110,000,000
TOTAL MASTER NOTES			250,000,000
Medium-Term Notes - 4.0%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Asset Securitization Cooperative Corp.
3/26/02	1.82% (a)	$ 45,000,000	$ 45,000,000
AT&T Corp.
5/6/02	3.03 (a)	128,000,000	128,000,000
BMW U.S. Capital Corp.
3/25/02	1.85 (a)	25,000,000	25,000,000
6/7/02	4.25	25,000,000	24,985,420
CIESCO LP
3/18/02	1.82 (a)	10,000,000	10,000,000
Citigroup, Inc.
3/12/02	1.81 (a)	30,000,000	30,000,000
General Electric Capital Corp.
3/19/02	1.80 (a)	118,000,000	118,000,000
Harwood Street Funding I LLC
3/20/02	1.98 (a)	40,000,000	40,000,000
Merrill Lynch & Co., Inc.
3/20/02	1.88 (a)	50,000,000	50,000,000
URI Trust 2000-1
3/18/02	1.95 (a)(b)	27,000,000	27,000,000
Variable Funding Capital Corp.
3/12/02	1.80 (a)	50,000,000	49,999,423
3/19/02	1.80 (a)	35,000,000	34,998,129
TOTAL MEDIUM-TERM NOTES			582,982,972
Short-Term Notes - 1.8%

Jackson National Life Insurance Co.
4/1/02	2.04 (a)(b)	36,000,000	36,000,000
Monumental Life Insurance Co.
3/1/02	1.97 (a)(b)	10,000,000	10,000,000
3/1/02	2.00 (a)(b)	45,000,000	45,000,000
New York Life Insurance Co.
4/1/02	2.04 (a)(b)	95,000,000	95,000,000
Pacific Life Insurance Co.
3/7/02	2.08 (a)(b)	20,000,000	20,000,000
Transamerica Occidental Life Insurance Co.
5/1/02	2.03 (a)(b)	55,000,000	55,000,000
TOTAL SHORT-TERM NOTES			261,000,000
Repurchase Agreements - 1.0%
	Maturity Amount	Value (Note 1)
In a joint trading account (U.S. Government Obligations) dated 2/28/02 due 3/1/02 At 1.91%	$ 826,044	$ 826,000
With:
J.P. Morgan Securities At 1.94%, dated 2/28/02 due 3/1/02 (Corporate Obligations) (principal amount $49,775,000) 0% - 7.85%, 8/15/07 - 7/15/29	51,002,748	51,000,000
Merrill Lynch, Pierce, Fenner & Smith At 1.96%, dated 2/28/02 due 3/1/02 (Commercial Paper Obligations) (principal amount $102,235,000) 0% - 1.81%, 3/1/02 - 5/29/02	100,005,444	100,000,000
TOTAL REPURCHASE AGREEMENTS		151,826,000
TOTAL INVESTMENT PORTFOLIO - 100.7%		14,775,589,078
NET OTHER ASSETS - (0.7)%		(96,706,726)
NET ASSETS - 100%		$ 14,678,882,352
Total Cost for Income Tax Purposes $ 14,775,589,078
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(b) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Goldman Sachs Group, Inc. 1.91%, 4/1/02	12/11/01	$ 110,000,000
Jackson National Life Insurance Co. 2.04%, 4/1/02	7/6/99	$ 36,000,000
Monumental Life Insurance Co.: 1.97%, 3/1/02	7/31/98	$ 10,000,000
2.00%, 3/1/02	3/12/99	$ 45,000,000
New York Life Insurance Co. 2.04%, 4/1/02	2/28/02	$ 95,000,000
Pacific Life Insurance Co 2.08%, 3/7/02	9/6/01	$ 20,000,000
Transamerica Occidental Life Insurance Co. 2.03%, 5/1/02	4/28/00	$ 55,000,000
URI Trust 2000-1 1.95%, 3/18/02	12/15/00	$ 27,000,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $398,000,000 or 2.7% of net assets.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loan was outstanding amounted to $5,238,000. The weighted average interest rate was 2.75%. Interest earned from the interfund lending program amounted to $400 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

Income Tax Information
At August 31, 2001, the fund had a capital loss carryforward of approximately $114,000 of which $64,000, $1,000 and $49,000 will expire on August 31, 2005, 2006 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2002 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $151,826,000) - See accompanying schedule		$ 14,775,589,078
Receivable for investments sold		85,213,966
Receivable for fund shares sold		55,336,464
Interest receivable		44,468,196
Other receivables		601,521
Total assets		14,961,209,225
Liabilities
Payable to custodian bank	$ 482,839
Payable for investments purchased	245,000,000
Payable for fund shares redeemed	31,623,355
Accrued management fee	5,116,960
Other payables and accrued expenses	103,719
Total liabilities		282,326,873
Net Assets		$ 14,678,882,352
Net Assets consist of:
Paid in capital		$ 14,678,716,766
Accumulated net realized gain (loss) on investments		165,586
Net Assets, for 14,678,644,756 shares outstanding		$ 14,678,882,352
Net Asset Value, offering price and redemption price per share ($14,678,882,352 ÷ 14,678,644,756 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended February 28, 2002 (Unaudited)
Investment Income
Interest		$ 190,089,950
Expenses
Management fee	$ 29,855,195
Non-interested trustees' compensation	28,239
Total expenses before reductions	29,883,434
Expense reductions	(1,072,013)	28,811,421
Net investment income		161,278,529
Net Realized Gain (Loss) on Investment securities		279,675
Net increase in net assets resulting from operations		$ 161,558,204

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2002 (Unaudited)	Year ended August 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 161,278,529	$ 620,313,706
Net realized gain (loss)	279,675	283,200
Net increase (decrease) in net assets resulting from operations	161,558,204	620,596,906
Distributions to shareholders from net investment income	(161,278,529)	(620,313,706)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	6,332,898,703	14,122,466,305
Reinvestment of distributions	161,278,529	620,248,455
Cost of shares redeemed	(5,230,017,283)	(11,570,972,295)
Net increase (decrease) in net assets and shares resulting from share transactions	1,264,159,949	3,171,742,465
Total increase (decrease) in net assets	1,264,439,624	3,172,025,665
Net Assets
Beginning of period	13,414,442,728	10,242,417,063
End of period	$ 14,678,882,352	$ 13,414,442,728

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2002	Years ended August 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.011	.052	.058	.049	.053	.052
Distributions from net investment income	(.011)	(.052)	(.058)	(.049)	(.053)	(.052)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	1.15%	5.36%	5.91%	4.97%	5.46%	5.37%
Ratios to Average Net Assets D
Expenses before expense reductions	.42% A	.42%	.42%	.42%	.42%	.42%
Expenses net of voluntary waivers, if any	.42% A	.42%	.42%	.42%	.42%	.42%
Expenses net of all reductions	.41% A	.38%	.38%	.38%	.39%	.39%
Net investment income	2.29% A	5.15%	5.75%	4.85%	5.33%	5.21%
Supplemental Data
Net assets, end of period (in millions)	$ 14,679	$ 13,414	$ 10,242	$ 10,310	$ 7,922	$ 6,227

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2002 (Unaudited)

1. Significant Accounting Policies.

Retirement Money Market Portfolio (the fund) is a fund of Fidelity Money Market Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity money market funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Semiannual Report

Notes to Financial Statements (Unaudited)- continued

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the applicable fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee of .42% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

4. Expense Reductions.

Through arrangements with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $1,072,013.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company
Boston, MA

Sub-Adviser

Fidelity Investments Money
Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Custodian

The Bank of New York

New York, NY

RMM-SANN-0402 155657
1.700934.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com